Financial Instruments by Category Disclosure of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Trade and other payables	$ 1,635	$ 1,272
Borrowings	5,562	4,412
Financial liabilities	7,197	5,684
Financial liabilities at amortized cost, category [member]
Disclosure of financial liabilities [line items]
Trade and other payables	1,635	1,272
Borrowings	$ 5,562	$ 4,412